Peachtree Alternative Strategies Fund
Schedule of Investments
July 31, 2026 (Unaudited)

							Next
					Initial		Available
		% of			Acquisition	Redemption	Redemption
Portfolio Funds*	Shares	Net Assets	Cost(1)	Fair Value	Date	Frequency(2)	Date
Equity:
Dove Feeder SPV Ltd.		1.7%	$ 4,798,255	$ 4,564,523	1/1/2025(3)	N/A	(5)
Glazer Enhanced Offshore Fund, Series 1		4.6%	6,465,009	12,883,803	1/1/2021(3)	Monthly	8/31/2026
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84		0.0%(4)	86,437	71,352	1/3/2017	N/A	(5)
North Rock Fund Ltd., Class E1		4.8%	12,000,000	13,329,636	1/30/2026	Monthly	8/31/2026
Schonfeld Fundamental Equity Offshore Fund Ltd., Class B		5.4%	9,418,235	15,063,511	8/1/2022(3)	Quarterly	9/30/2026(7)
Total Equity		16.5%	$ 32,767,936	$ 45,912,825

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K		0.0%(4)	$ 24,725	$ 52,777	3/1/2019(3)	N/A	(5)
Capula Global Relative Value Fund Ltd., Class H		4.6%	9,973,826	12,878,244	10/1/2022(3)	Quarterly	9/30/2026(6)(8)
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1		0.9%	2,292,927	2,433,729	3/1/2017(3)	N/A	(5)
King Street Capital Offshore Ltd., Class A, Series 1		2.8%	5,750,598	7,729,746	1/3/2017(3)	Quarterly	9/30/2026(6)
King Street Capital Offshore Ltd., Class S, Multiple Series		0.3%	708,871	811,904	1/3/2017(3)	N/A	(5)
PIMCO Tactical Opportunities Fund, L.P., Class A		4.5%	7,137,191	12,499,991	7/1/2017(3)	Semi-Annual	12/31/2026(9)
Silver Point Capital Offshore Fund Ltd.		4.6%	12,500,000	12,943,163	3/1/2026(3)	Quarterly	9/30/2026(6)
Total Fixed Income		17.7%	$ 38,388,138	$ 49,349,554

Multi-Strategy:
Centiva Offshore Fund, Ltd., Series A, Multiple Series		4.8%	$ 10,937,236	$ 13,286,056	3/1/2022(3)	Quarterly	9/30/2026
Davidson Kempner Partners		11.5%	20,910,005	32,124,944	1/3/2017(3)	Semi-Annual	12/31/2026
D.E. Shaw Composite International Fund		12.2%	11,447,381	34,178,470	1/3/2017(3)	Quarterly	9/30/2026
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series		11.7%	21,000,000	32,744,709	6/1/2020(3)	Quarterly	9/30/2026(10)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series		4.8%	8,282,817	13,374,492	11/1/2017(3)	Quarterly	9/30/2026(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series		10.6%	19,647,503	29,463,050	10/1/2018(3)	Quarterly	9/30/2026(6)
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1		4.8%	9,440,866	13,361,547	1/31/2021(3)	Quarterly	9/30/2026(6)
Total Multi-Strategy		60.4%	$ 101,665,808	$ 168,533,268

Total Investments In Portfolio Funds		94.6%	$ 172,821,882	$ 263,795,647

		% of
Money Market Funds	Shares	Net Assets	Cost(1)	Fair Value

Fidelity Investments Government Money Market Portfolio,
Institutional Class, 3.59%(11)	21,680,756	7.7%	$ 21,680,756	$ 21,680,756

Total Investments		102.3%	$ 194,502,638	$ 285,476,403

Liabilities in Excess of Other Assets		(2.3)%		$ (6,551,108)

Net Assets		100.0%		$ 278,925,295

(1) There were no unfunded capital commitments as of July 31, 2026.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.
(3) The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4) Amount is less than 0.05%.
(5) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6) Subject to 25% investor level quarterly gate.
(7) Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(8) Subject to a early redemption fee of 3% on redemptions within 2 years of their purchase date.
(9) Subject to 33% investor level semi-annual gate.
(10) Subject to 12.50% investor level quarterly gate.
(11) Rate disclosed is the seven day effective yield as of July 31, 2026.
* All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.